Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting
3	SEGMENT REPORTING
For the years ended December 31, 2022, 2023 and 2024, the Group had three operating segments, including central laboratory business, in-hospital
business and pharma research and development services. The operating segments also represented the reporting segments. The CODM considers year-over-year fluctuations and budget-to-actual variances of the operating segments based on the measures of revenues, cost of revenue and gross profit by central laboratory business, in-hospital
business and pharma research and development services when assessing performance and deciding how to allocate resources. Other than the information provided below, the CODM does not use any other measures by segment. There are no inter-segment revenue transactions and, therefore, revenues are only generated from external customers. The accounting policies of the segments are the same as those used by the Group. The Group prepared the financial results of the operating segments on a basis that is consistent with the manner in which management internally disaggregates financial information to assist in making internal operating decisions. The reconciliation of gross profit of reportable segments to consolidated loss before income tax was consistent with the consolidated statements of comprehensive loss.
Summarized information by segments for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the year ended December 31, 2022
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	314,770	3,606	73,172	391,548
Revenues from sales of products	—	171,690	—	171,690

Total revenues	314,770	175,296	73,172	563,238

Cost of revenues:	(82,123)	(63,296)	(37,780)	(183,199)

Gross profit	232,647	112,000	35,392	380,039

	For the year ended December 31, 2023
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	232,812	(3,704)	115,922	345,030
Revenues from sales of products	—	192,405	—	192,405

Total revenues	232,812	188,701	115,922	537,435

Cost of revenues:	(49,473)	(72,570)	(52,165)	(174,208)

Gross profit	183,339	116,131	63,757	363,227

	For the year ended December 31, 2024
	Central laboratory business		In-hospital business		Pharma research and development services		Total
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenues:
Revenues from services	175,649	24,064	(592)	(81)	115,681	15,848	290,738	39,831

Revenue from sales of products	—	—	225,084	30,836	—	—	225,084	30,836

Total revenues	175,649	24,064	224,492	30,755	115,681	15,848	515,822	70,667

Cost of revenues:	(33,808)	(4,632)	(65,099)	(8,919)	(54,515)	(7,469)	(153,422)	(21,020)

Gross profit	141,841	19,432	159,393	21,836	61,166	8,379	362,400	49,647

Geographic information
The analysis of the total long-lived assets excluding equity method investment, convertible note receivable and intangible assets by country was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
PRC	127,866	102,154	13,996
United States	21,418	6,112	837

	149,284	108,266	14,833

Total revenues by geographic area are presented as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC	553,304	534,928	510,241	69,902
United States	9,934	2,507	5,581	765

	563,238	537,435	515,822	70,667